REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 9,717	$ 7,243
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	9,186	6,600
Adjustments for gains (losses) on change in fair value of derivatives	1	0
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	9,084	6,575
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	101	25
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	393	512
Adjustments for gains (losses) on change in fair value of derivatives	22	(37)
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	371	549
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	138	131
Silver Revenue [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 97	$ 121